Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale government debentures, Cost	$ 3,561	$ 3,375
Market value	3,572	3,458
Government Debentures [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale government debentures, Cost	3,561	3,375
Market value	3,572	3,458
Government Debentures [Member] | Matures in Less than Five Years [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale government debentures, Cost	708	486
Market value	599	435
Government Debentures [Member] | Matures in More than Five Years [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale government debentures, Cost	2,853	2,889
Market value	$ 2,973	$ 3,023